THE WORLD FUNDS, INC.


                              GenomicsFund series
                    (formerly the GenomicsFund.com series)

                        Supplement dated June 14, 2002
                                    to the
                       Prospectus dated January 2, 2002


     Effective June 14, 2002, GenomicsFund.com series changed its name to GenomicsFund. Where reference is made to GenomicsFund.com it shall be replaced with GenomicsFund.



                      PLEASE RETAIN FOR FUTURE REFERENCE


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                             THE WORLD FUNDS, INC.


                              GenomicsFund series
                    (formerly the GenomicsFund.com series)

                        Supplement dated June 14, 2002
                                    to the
           Statement of Additional Information dated January 2, 2002


     Effective June 14, 2002, GenomicsFund.com series changed its name to GenomicsFund. Where reference is made to GenomicsFund.com it shall be replaced with GenomicsFund.



                      PLEASE RETAIN FOR FUTURE REFERENCE